United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/18

Date of Reporting Period: Six months ended 01/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	A | FGUAX	Institutional | FGUSX	Service | FEUSX	R6 | FGULX

Federated Government Ultrashort Duration Fund
Fund Established 1997

A Portfolio of Federated Institutional Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2017 through January 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	47.0%
U.S. Government Agency Securities	11.8%
Repurchase Agreements—Cash	40.3%
Other Assets and Liabilities—Net[2]	0.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—4.9%
		Federal Home Loan Mortgage Corporation ARM—1.5%
$12,768,567		2.490%, 7/1/2046	$12,768,836
		Federal National Mortgage Association ARM—3.4%
272,169		2.343%, 9/1/2027	274,422
361,464		2.463%, 5/1/2040	363,569
68,375		2.463%, 5/1/2040	68,775
147,351		2.463%, 8/1/2040	148,421
1,174,984		2.601%, 4/1/2033	1,202,549
231,021		2.825%, 7/1/2033	236,054
1,167,104		2.944%, 6/1/2038	1,207,524
14,147		2.965%, 2/1/2033	14,808
685,825		3.063%, 6/1/2036	721,852
564,661		3.153%, 4/1/2024	577,652
1,130,781		3.212%, 8/1/2034	1,192,580
9,881,541		3.220%, 12/1/2035	10,422,833
5,034,079		3.234%, 2/1/2039	5,192,521
88,299		3.285%, 2/1/2037	90,623
23,129		3.319%, 8/1/2032	24,281
2,411,125		3.320%, 1/1/2035	2,492,389
1,341,453		3.348%, 1/1/2035	1,377,710
314,075		3.445%, 3/1/2033	327,929
639,805		3.470%, 6/1/2036	667,331
1,018,487		3.617%, 9/1/2037	1,069,718
161,223		3.653%, 5/1/2036	169,605
21,930		3.665%, 12/1/2032	23,128
1,123,550		3.672%, 9/1/2035	1,181,235
		TOTAL	29,047,509
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $41,938,121)	41,816,345
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—42.1%
		Fannie Mae—0.5%
200,958		Fannie Mae BA 4035 BA 4035 FB, 2.061% (1-month USLIBOR +0.500%), 8/25/2039	202,029
839,984		Fannie Mae FA, 2.061% (1-month USLIBOR +0.500%), 9/25/2038	842,095
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Fannie Mae—continued
$3,513,903		Fannie Mae GS 3381 GS 3381 FC, 2.161% (1-month USLIBOR +0.600%), 2/25/2037	$3,534,398
		TOTAL	4,578,522
		Federal Home Loan Mortgage Corporation REMIC—4.0%
24,924		Series 1146 E, 2.609% (1-month USLIBOR +1.050%), 9/15/2021	25,152
452,409		Series 1534 J, 2.459% (1-month USLIBOR +0.900%), 6/15/2023	455,915
412,275		Series 1632 FB, 2.759% (1-month USLIBOR +1.200%), 11/15/2023	416,563
226,900		Series 2111 MA, 2.059% (1-month USLIBOR +0.500%), 1/15/2029	228,201
231,832		Series 2111 MB, 2.059% (1-month USLIBOR +0.500%), 1/15/2029	233,162
236,765		Series 2111 MC, 2.059% (1-month USLIBOR +0.500%), 1/15/2029	238,123
164,181		Series 2286 FA, 1.959% (1-month USLIBOR +0.400%), 2/15/2031	164,780
127,344		Series 2292 KF, 1.811% (1-month USLIBOR +0.250%), 7/25/2022	127,397
333,090		Series 2296 FC, 2.059% (1-month USLIBOR +0.500%), 6/15/2029	334,892
525,858		Series 2326 FJ, 2.509% (1-month USLIBOR +0.950%), 6/15/2031	533,797
717,853		Series 2344 FP, 2.509% (1-month USLIBOR +0.950%), 8/15/2031	728,955
338,325		Series 2367 FG, 2.179% (1-month USLIBOR +0.620%), 6/15/2031	341,776
135,980		Series 2380 FI, 2.159% (1-month USLIBOR +0.600%), 6/15/2031	137,266
909,974		Series 2380 FL, 2.159% (1-month USLIBOR +0.600%), 11/15/2031	917,771
460,274		Series 2386 FE, 2.259% (1-month USLIBOR +0.700%), 6/15/2031	466,142
187,122		Series 2389 FI, 2.309% (1-month USLIBOR +0.750%), 6/15/2031	189,856
42,357		Series 2395 FT, 2.009% (1-month USLIBOR +0.450%), 12/15/2031	42,591
113,578		Series 2396 FL, 2.159% (1-month USLIBOR +0.600%), 12/15/2031	114,448
554,735		Series 2412 OF, 2.509% (1-month USLIBOR +0.950%), 12/15/2031	563,135
524,844		Series 2418 FO, 2.459% (1-month USLIBOR +0.900%), 2/15/2032	532,026
257,821		Series 242 F29, 1.809% (1-month USLIBOR +0.250%), 11/15/2036	256,906
199,033		Series 244 F22, 1.909% (1-month USLIBOR +0.350%), 12/15/2036	199,075
468,939		Series 244 F30, 1.859% (1-month USLIBOR +0.300%), 12/15/2036	468,133
170,350		Series 2451 FC, 2.559% (1-month USLIBOR +1.000%), 5/15/2031	173,301
15,530		Series 2452 FG, 2.109% (1-month USLIBOR +0.550%), 3/15/2032	15,683
259,339		Series 2460 FE, 2.559% (1-month USLIBOR +1.000%), 6/15/2032	263,953
132,317		Series 2470 FI, 1.959% (1-month USLIBOR +0.400%), 10/15/2026	132,698
172,706		Series 2470 FW, 2.559% (1-month USLIBOR +1.000%), 5/15/2031	175,567
165,358		Series 2470 FX, 2.559% (1-month USLIBOR +1.000%), 5/15/2031	168,097
260,503		Series 2470 GF, 2.559% (1-month USLIBOR +1.000%), 6/15/2032	265,138
127,498		Series 2471 FS, 2.059% (1-month USLIBOR +0.500%), 2/15/2032	128,308
593,713		Series 2475 FL, 2.559% (1-month USLIBOR +1.000%), 2/15/2032	604,414
395,808		Series 2476 FC, 2.559% (1-month USLIBOR +1.000%), 2/15/2032	402,942
259,448		Series 2477 FD, 1.959% (1-month USLIBOR +0.400%), 7/15/2032	260,523
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$398,457		Series 2479 FA, 1.959% (1-month USLIBOR +0.400%), 8/15/2032	$399,681
126,855		Series 2481 FC, 2.559% (1-month USLIBOR +1.000%), 5/15/2031	129,463
304,835		Series 2493 F, 1.959% (1-month USLIBOR +0.400%), 9/15/2029	305,966
447,696		Series 2495 F, 1.959% (1-month USLIBOR +0.400%), 9/15/2032	448,831
269,580		Series 2498 HF, 2.559% (1-month USLIBOR +1.000%), 6/15/2032	274,376
136,666		Series 2504 FP, 2.059% (1-month USLIBOR +0.500%), 3/15/2032	137,539
542,150		Series 2526 FC, 1.959% (1-month USLIBOR +0.400%), 11/15/2032	544,223
471,311		Series 2530 FK, 1.959% (1-month USLIBOR +0.400%), 6/15/2029	472,272
735,675		Series 2551 FD, 1.959% (1-month USLIBOR +0.400%), 1/15/2033	737,476
3,560		Series 2571 FB, 1.909% (1-month USLIBOR +0.350%), 2/15/2018	3,560
464,001		Series 2571 FK, 2.059% (1-month USLIBOR +0.500%), 9/15/2023	466,262
132,532		Series 2610 FD, 2.059% (1-month USLIBOR +0.500%), 12/15/2032	133,401
2,170,262		Series 2631 FC, 1.959% (1-month USLIBOR +0.400%), 6/15/2033	2,175,974
516,509		Series 2671 F, 2.009% (1-month USLIBOR +0.450%), 9/15/2033	518,966
635,375		Series 2684 FV, 2.459% (1-month USLIBOR +0.900%), 10/15/2033	645,395
63,052		Series 2711 FD, 2.059% (1-month USLIBOR +0.500%), 4/15/2018	63,066
2,274,736		Series 2750 FG, 1.959% (1-month USLIBOR +0.400%), 2/15/2034	2,280,415
4,921,153		Series 2750 FH, 2.059% (1-month USLIBOR +0.500%), 2/15/2034	4,957,486
114,174		Series 2758 FH, 1.909% (1-month USLIBOR +0.350%), 3/15/2019	114,252
329,407		Series 2763 FB, 1.909% (1-month USLIBOR +0.350%), 4/15/2032	329,767
532,194		Series 2796 FD, 1.909% (1-month USLIBOR +0.350%), 7/15/2026	532,937
1,447,951		Series 2812 LF, 1.959% (1-month USLIBOR +0.400%), 6/15/2034	1,452,673
195,604		Series 2861 AF, 1.859% (1-month USLIBOR +0.300%), 9/15/2034	195,582
879,646		Series 3036 NF, 1.859% (1-month USLIBOR +0.300%), 8/15/2035	878,096
182,063		Series 3085 FW, 2.259% (1-month USLIBOR +0.700%), 8/15/2035	184,775
1,090,329		Series 3085 VF, 1.879% (1-month USLIBOR +0.320%), 12/15/2035	1,089,477
998,537		Series 3184 JF, 1.959% (1-month USLIBOR +0.400%), 7/15/2036	1,000,960
924,460		Series 3191 FE,1.959% (1-month USLIBOR +0.400%), 7/15/2036	926,215
108,375		Series 3300 FA, 1.859% (1-month USLIBOR +0.300%), 8/15/2035	108,178
108,760		Series 3325 NF, 1.859% (1-month USLIBOR +0.300%), 8/15/2035	108,562
1,460,692		Series 3380 FP, 1.909% (1-month USLIBOR +0.350%), 11/15/2036	1,459,868
1,042,700		Series 3542 NF, 2.309% (1-month USLIBOR +0.750%), 7/15/2036	1,057,742
		TOTAL	34,440,122
		Federal National Mortgage Association REMIC—13.9%
258,108		Series 1993-165 FE, 2.711% (1-month USLIBOR +1.150%), 9/25/2023	261,873
124,534		Series 1993-62 FA, 1.946% (1-year Constant Maturity Treasury +1.200%), 4/25/2023	125,773
182,969		Series 1998-22 FA, 1.956% (1-month USLIBOR +0.400%), 4/18/2028	183,754
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$53,239		Series 2000-34 F, 2.011% (1-month USLIBOR +0.450%), 10/25/2030	$53,634
39,347		Series 2000-37 FA, 2.061% (1-month USLIBOR +0.500%), 11/25/2030	39,391
98,400		Series 2001-34 FB, 1.856% (1-month USLIBOR +0.300%), 12/18/2028	98,547
72,170		Series 2001-34 FL, 2.061% (1-month USLIBOR +0.500%), 8/25/2031	72,581
590,219		Series 2001-46 F, 1.956% (1-month USLIBOR +0.400%), 9/18/2031	591,785
281,526		Series 2001-53 FX, 1.911% (1-month USLIBOR +0.350%), 10/25/2031	280,418
682,283		Series 2001-56 FG, 2.061% (1-month USLIBOR +0.500%), 10/25/2031	686,740
247,273		Series 2001-68 FD, 2.061% (1-month USLIBOR +0.500%), 12/25/2031	248,553
437,050		Series 2002-17 JF, 2.561% (1-month USLIBOR +1.000%), 4/25/2032	444,922
426,479		Series 2002-34 FC, 2.556% (1-month USLIBOR +1.000%), 12/18/2031	433,976
261,792		Series 2002-37 F, 2.361% (1-month USLIBOR +0.800%), 11/25/2031	266,126
14,302		Series 2002-39 FB, 2.106% (1-month USLIBOR +0.550%), 3/18/2032	14,445
229,222		Series 2002-4 FJ, 2.011% (1-month USLIBOR +0.450%), 2/25/2032	230,472
159,339		Series 2002-41 F, 2.111% (1-month USLIBOR +0.550%), 7/25/2032	160,462
1,277,058		Series 2002-47 NF, 2.561% (1-month USLIBOR +1.000%), 4/25/2032	1,303,964
191,006		Series 2002-52 FD, 2.061% (1-month USLIBOR +0.500%), 9/25/2032	192,557
270,577		Series 2002-53 FG, 2.661% (1-month USLIBOR +1.100%), 7/25/2032	276,463
907,711		Series 2002-58 FD, 2.161% (1-month USLIBOR +0.600%), 8/25/2032	916,892
313,794		Series 2002-64 FJ, 2.561% (1-month USLIBOR +1.000%), 4/25/2032	319,510
247,489		Series 2002-74 FV, 2.011% (1-month USLIBOR +0.450%), 11/25/2032	248,487
188,044		Series 2002-75 FD, 2.556% (1-month USLIBOR +1.000%), 11/18/2032	191,467
689,337		Series 2002-77 FH, 1.956% (1-month USLIBOR +0.400%), 12/18/2032	690,686
321,504		Series 2002-8 FA, 2.306% (1-month USLIBOR +0.750%), 3/18/2032	326,297
117,552		Series 2002-82 FB, 2.061% (1-month USLIBOR +0.500%), 12/25/2032	118,323
480,137		Series 2002-82 FC, 2.561% (1-month USLIBOR +1.000%), 9/25/2032	490,538
273,066		Series 2002-82 FG, 2.011% (1-month USLIBOR +0.450%), 12/25/2032	274,531
901,219		Series 2002-89 F, 1.861% (1-month USLIBOR +0.300%), 1/25/2033	901,716
316,787		Series 2002-9 FH, 2.061% (1-month USLIBOR +0.500%), 3/25/2032	319,205
192,054		Series 2002-90 FH, 2.061% (1-month USLIBOR +0.500%), 9/25/2032	193,295
1,808,438		Series 2002-93 FJ, 2.111% (1-month USLIBOR +0.550%), 1/25/2033	1,824,480
387,532		Series 2003-102 FT, 1.961% (1-month USLIBOR +0.400%), 10/25/2033	389,145
1,022,825		Series 2003-107 FD, 2.061% (1-month USLIBOR +0.500%), 11/25/2033	1,030,158
2,472,191		Series 2003-116 HF, 2.111% (1-month USLIBOR +0.550%), 11/25/2033	2,495,354
122,564		Series 2003-117 KF, 1.961% (1-month USLIBOR +0.400%), 8/25/2033	122,585
757,850		Series 2003-121 FD, 1.961% (1-month USLIBOR +0.400%), 12/25/2033	759,851
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$236,241		Series 2003-14 FT, 2.061% (1-month USLIBOR +0.500%), 3/25/2033	$237,869
579,187		Series 2003-19 FY, 1.961% (1-month USLIBOR +0.400%), 3/25/2033	580,669
201,521		Series 2003-2 FA, 2.061% (1-month USLIBOR +0.500%), 2/25/2033	202,842
368,027		Series 2003-21 TF, 2.011% (1-month USLIBOR +0.450%), 3/25/2033	369,705
670,831		Series 2003-66 FA, 1.911% (1-month USLIBOR +0.350%), 7/25/2033	671,118
736,703		Series 2003-79 FC, 2.011% (1-month USLIBOR +0.450%), 8/25/2033	740,286
1,381,037		Series 2004-17 FT, 1.961% (1-month USLIBOR +0.400%), 4/25/2034	1,384,837
1,392,612		Series 2004-2 FW, 1.961% (1-month USLIBOR +0.400%), 2/25/2034	1,397,345
1,109,425		Series 2004-49 FN, 1.961% (1-month USLIBOR +0.400%), 7/25/2034	1,113,426
2,638,200		Series 2004-49 FQ, 2.011% (1-month USLIBOR +0.450%), 7/25/2034	2,651,849
2,058,586		Series 2004-51 FY, 1.941% (1-month USLIBOR +0.380%), 7/25/2034	2,061,924
882,501		Series 2004-53 FC, 2.011% (1-month USLIBOR +0.450%), 7/25/2034	886,874
655,189		Series 2004-64 FW, 2.011% (1-month USLIBOR +0.450%), 8/25/2034	660,405
988,470		Series 2005-104 FA, 1.961% (1-month USLIBOR +0.400%), 12/25/2035	991,000
702,906		Series 2006-60 FD, 1.991% (1-month USLIBOR +0.430%), 4/25/2035	703,913
4,170,139		Series 2006-75 FP, 1.861% (1-month USLIBOR +0.300%), 8/25/2036	4,163,009
832,296		Series 2006-79 DF, 1.911% (1-month USLIBOR +0.350%), 8/25/2036	832,669
1,231,982		Series 2006-81 FA, 1.911% (1-month USLIBOR +0.350%), 9/25/2036	1,233,444
2,723,871		Series 2006-90 FE, 2.011% (1-month USLIBOR +0.450%), 9/25/2036	2,736,163
1,421,393		Series 2006-98 FB, 1.871% (1-month USLIBOR +0.310%), 10/25/2036	1,419,507
4,468,020		Series 2006-W1 2AF1, 1.781% (1-month USLIBOR +0.220%), 2/25/2046	4,427,734
1,429,608		Series 2008-52 FD, 1.911% (1-month USLIBOR +0.350%), 6/25/2036	1,428,927
22,625,071		Series 2012-116 FA, 1.861% (1-month USLIBOR +0.300%), 10/25/2042	22,572,377
19,345,845		Series 2016-6 AB, 2.000%, 4/25/2034	18,660,037
28,954,789		Series 2017-5 PH, 3.000%, 1/25/2037	29,024,735
		TOTAL	118,731,620
		Government National Mortgage Association REMIC—23.7%
96,010		Series 2001-21 FB, 1.959% (1-month USLIBOR +0.400%), 1/16/2027	96,289
151,459		Series 2001-22 FG, 1.909% (1-month USLIBOR +0.350%), 5/16/2031	151,687
1,787,106		Series 2002-17 FK, 2.111% (1-month USLIBOR +0.550%), 3/20/2032	1,801,482
372,296		Series 2004-59 FV, 1.811% (1-month USLIBOR +0.250%), 10/20/2033	371,793
1,203,222		Series 2009-96 GF, 2.009% (1-month USLIBOR +0.450%), 4/16/2039	1,205,182
15,557,963		Series 2011-H07 FA, 1.879% (1-month USLIBOR +0.500%), 2/20/2061	15,553,751
23,803,311		Series 2012-H15 FB, 1.879% (1-month USLIBOR +0.500%), 6/20/2062	23,799,043
6,613,200		Series 2012-H18 FA, 1.929% (1-month USLIBOR +0.550%), 8/20/2062	6,621,328
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association REMIC—continued
$5,477,817		Series 2012-H18 SA, 1.959% (1-month USLIBOR +0.580%), 8/20/2062	$5,495,112
11,406,648		Series 2012-H24 FC, 1.779% (1-month USLIBOR +0.400%), 10/20/2062	11,364,460
24,945,481		Series 2012-H25 BF, 1.759% (1-month USLIBOR +0.380%), 9/20/2062	24,863,213
20,988,328		Series 2012-H29 BF, 1.719% (1-month USLIBOR +0.340%), 11/20/2062	20,896,899
18,458,804		Series 2012-H29 CF, 1.719% (1-month USLIBOR +0.340%), 2/20/2062	18,357,816
2,770,668		Series 2012-H30 SA, 1.749% (1-month USLIBOR +0.370%), 12/20/2062	2,756,675
13,951,878		Series 2012-H31 FA, 1.729% (1-month USLIBOR +0.350%), 11/20/2062	13,894,080
27,447,805		Series 2015-H02 FA, 2.029% (1-month USLIBOR +0.650%), 1/20/2065	27,496,887
27,862,862		Series 2015-H06 FB, 2.029% (1-month USLIBOR +0.650%), 2/20/2065	27,915,431
		TOTAL	202,641,128
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $362,589,915)	360,391,392
		GOVERNMENT AGENCIES—11.8%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—2.9%
5,000,000		1.474%, (1-month USLIBOR -0.085%), 05/15/2019	5,000,929
10,000,000		1.516%, (1-month USLIBOR -0.045%), 2/21/2019	10,006,778
5,000,000		1.519%, (1-month USLIBOR -0.040%), 03/13/2019	5,003,887
5,000,000		1.751%, (1-month USLIBOR +0.190%), 9/20/2019	5,022,844
		TOTAL	25,034,438
		Federal Farm Credit System—0.4%
500,000		0.930%, 10/29/2018	496,795
750,000		1.110%, 10/15/2018	746,653
2,000,000		1.780%, 11/14/2018	1,997,145
500,000		2.460%, 11/02/2018	502,613
		TOTAL	3,743,206
		Federal Home Loan Bank Notes—1.6%
2,000,000		0.950%, 08/08/2018	1,991,540
4,950,000		1.000%, 02/28/2018	4,947,574
5,000,000		1.000%, 09/07/2018	4,974,806
1,000,000		2.000%, 09/14/2018	1,001,384
1,000,000		1.050%, 06/04/2018	998,511
		TOTAL	13,913,815
Semi-Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[1]	Federal Home Loan Bank System Floating Rate Notes—1.8%
$5,000,000		1.225%, (3-month USLIBOR -0.185%), 5/10/2019	$4,998,806
5,000,000		1.410%, (1-month USLIBOR -0.150%), 07/24/2018	5,000,415
5,000,000		1.411%, (1-month USLIBOR -0.150%), 07/23/2018	5,000,423
		TOTAL	14,999,644
		Federal Home Loan Mortgage Corporation—2.5%
6,250,000		0.875%, 03/07/2018	6,245,668
10,000,000		1.100%, 08/23/2018	9,967,488
5,500,000		1.100%, 09/13/2018	5,480,196
		TOTAL	21,693,352
		Federal Home Loan Mortgage Corporation Floating Rate Notes—0.6%[1]
5,000,000		1.543%, (3-month USLIBOR +0.020%), 03/08/2018	5,000,102
		Federal National Mortgage Association—1.2%
4,156,000		0.875%, 02/08/2018	4,155,256
5,000,000		1.125%, 12/14/2018	4,967,164
800,000		1.875%, 09/18/2018	800,603
		TOTAL	9,923,023
		Tennessee Valley Authority Bonds—0.8%
6,700,000		1.750%, 10/15/2018	6,695,309
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $101,105,318)	101,002,889
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
51,441		7.500%, 30 Year, 1/1/2032	59,399
200,211		7.500%, 30 Year, 8/1/2032	231,554
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $267,773)	290,953
		REPURCHASE AGREEMENTS—40.3%
145,662,000		Interest in $435,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $435,016,433 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 7/20/2046 and the market value of those underlying securities was $443,716,762.	145,662,000
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,000,000	Interest in $550,000,000 joint repurchase agreement 1.37%, dated 1/31/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,020,931 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2047 and the market value of those underlying securities was $561,209,980.	$200,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $345,662,000)	345,662,000
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $851,563,127)[2]	849,163,579
	OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	7,814,185
	TOTAL NET ASSETS—100%	$856,977,764
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.83	$9.82	$9.87	$9.88	$9.89	$9.92
Income From Investment Operations:
Net investment income (loss)	0.03[1]	0.03[1]	(0.01)[1]	(0.02)[1]	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.01)	0.00[2]	(0.04)	0.01	0.01	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.03	(0.05)	(0.01)	(0.01)	(0.03)
Less Distributions:
Distributions from net investment income	(0.03)	(0.02)	(0.00)[2]	—	—	(0.00)[2]
Distributions from net realized gain on investments	(0.00)[2]	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.03)	(0.02)	(0.00)[2]	—	—	(0.00)[2]
Net Asset Value, End of Period	$9.82	$9.83	$9.82	$9.87	$9.88	$9.89
Total Return[3]	0.25%	0.35%	(0.49)%	(0.10)%	(0.10)%	(0.29)%
Ratios to Average Net Assets:
Net expenses	0.71%[4]	0.71%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	0.67%[4]	0.25%	(0.08)%	(0.19)%	(0.18)%	(0.05)%
Expense waiver/reimbursement[5]	0.34%[4]	0.33%	0.37%	0.36%	0.36%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,193	$9,318	$8,265	$14,369	$22,915	$29,749
Portfolio turnover	11%	19%	8%	22%	9%	43%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.89	$9.87	$9.92	$9.91	$9.90	$9.92
Income From Investment Operations:
Net investment income	0.06[1]	0.07	0.04[1]	0.03[1]	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.01)	0.02	(0.05)	0.01	0.01	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.09	(0.01)	0.04	0.04	0.02
Less Distributions:
Distributions from net investment income	(0.06)	(0.07)	(0.04)	(0.03)	(0.03)	(0.04)
Distributions from net realized gain on investments	(0.00)[2]	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.06)	(0.07)	(0.04)	(0.03)	(0.03)	(0.04)
Net Asset Value, End of Period	$9.88	$9.89	$9.87	$9.92	$9.91	$9.90
Total Return[3]	0.48%	0.90%	(0.11)%	0.36%	0.37%	0.17%
Ratios to Average Net Assets:
Net expenses	0.26%[4]	0.26%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.13%[4]	0.70%	0.39%	0.26%	0.27%	0.37%
Expense waiver/reimbursement[5]	0.27%[4]	0.27%	0.31%	0.31%	0.31%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$601,618	$580,916	$525,218	$534,159	$603,301	$791,030
Portfolio turnover	11%	19%	8%	22%	9%	43%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.88	$9.87	$9.92	$9.91	$9.90	$9.92
Income From Investment Operations:
Net investment income	0.05[1]	0.06	0.03[1]	0.02[1]	0.02	0.03
Net realized and unrealized gain (loss) on investments	(0.01)	0.01	(0.05)	0.01	0.01	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.07	(0.02)	0.03	0.03	0.01
Less Distributions:
Distributions from net investment income	(0.05)	(0.06)	(0.03)	(0.02)	(0.02)	(0.03)
Distributions from net realized gain on investments	(0.00)[2]	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.05)	(0.06)	(0.03)	(0.02)	(0.02)	(0.03)
Net Asset Value, End of Period	$9.87	$9.88	$9.87	$9.92	$9.91	$9.90
Total Return[3]	0.43%	0.70%	(0.21)%	0.26%	0.27%	0.07%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.02%[4]	0.58%	0.29%	0.16%	0.17%	0.28%
Expense waiver/reimbursement[5]	0.28%[4]	0.28%	0.32%	0.31%	0.31%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,892	$254,978	$308,777	$346,922	$451,554	$530,997
Portfolio turnover	11%	19%	8%	22%	9%	43%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017	Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$9.89	$9.87	$9.86
Income From Investment Operations:
Net investment income	0.06[1]	0.09[2]	0.02[2]
Net realized and unrealized gain (loss) on investments	(0.01)	(0.00)[3]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.09	0.03
Less Distributions:
Distributions from net investment income	(0.06)	(0.07)	(0.02)
Distributions from net realized gain on investments	(0.00)[3]	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.06)	(0.07)	(0.02)
Net Asset Value, End of Period	$9.88	$9.89	$9.87
Total Return[4]	0.49%	0.92%	0.28%
Ratios to Average Net Assets:
Net expenses	0.23%[5]	0.24%	0.23%[5]
Net investment income	1.15%[5]	0.91%	0.66%[5]
Expense waiver/reimbursement[6]	0.25%[5]	0.25%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,275	$5,002	$59
Portfolio turnover	11%	19%	8%[7]
1	Reflects operations for the period from March 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in repurchase agreements	$345,662,000
Investment in securities	503,501,579
Investment in securities, at value (identified cost $851,563,127)		$849,163,579
Cash		794
Income receivable		1,052,958
Receivable for shares sold		8,303,028
TOTAL ASSETS		858,520,359
Liabilities:
Payable for shares redeemed	$1,181,621
Income distribution payable	37,575
Payable to adviser (Note 5)	2,336
Payable for administrative fees (Note 5)	1,883
Payable for transfer agent fee	148,966
Payable for Directors'/Trustees' fees (Note 5)	1,208
Payable for portfolio accounting fees	102,230
Payable for distribution services fee (Note 5)	1,055
Payable for other service fees (Notes 2 and 5)	22,235
Accrued expenses (Note 5)	43,486
TOTAL LIABILITIES		1,542,595
Net assets for 86,771,997 shares outstanding		$856,977,764
Net Assets Consist of:
Paid-in capital		$859,371,781
Net unrealized depreciation of investments		(2,399,548)
Undistributed net investment income		5,531
TOTAL NET ASSETS		$856,977,764
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($8,192,938 ÷ 834,121 shares outstanding), no par value, unlimited shares authorized	$9.82
Offering price per share (100/98.00 of $9.82)	$10.02
Redemption proceeds per share	$9.82
Institutional Shares:
Net asset value per share ($601,617,637 ÷ 60,907,985 shares outstanding), no par value, unlimited shares authorized	$9.88
Offering price per share	$9.88
Redemption proceeds per share	$9.88
Service Shares:
Net asset value per share ($231,891,919 ÷ 23,483,512 shares outstanding), no par value, unlimited shares authorized	$9.87
Offering price per share	$9.87
Redemption proceeds per share	$9.87
Class R6 Shares:
Net asset value per share ($15,275,270 ÷ 1,546,379 shares outstanding), no par value, unlimited shares authorized	$9.88
Offering price per share	$9.88
Redemption proceeds per share	$9.88
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$6,135,051
Expenses:
Investment adviser fee (Note 5)		$1,549,740
Administrative fee (Note 5)		354,091
Custodian fees		22,709
Transfer agent fee (Note 2)		250,040
Directors'/Trustees' fees (Note 5)		5,137
Auditing fees		14,468
Legal fees		4,912
Portfolio accounting fees		84,629
Distribution services fee (Note 5)		10,983
Other service fees (Notes 2 and 5)		133,187
Share registration costs		34,847
Printing and postage		11,907
Miscellaneous (Note 5)		24,195
TOTAL EXPENSES		2,500,845
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(1,099,311)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(123,419)
TOTAL WAIVERS AND REIMBURSEMENT		(1,222,730)
Net expenses			1,278,115
Net investment income			4,856,936
Net change in unrealized depreciation of investments			(753,691)
Change in net assets resulting from operations			$4,103,245
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,856,936	$5,352,363
Net realized gain on investments	—	1,271
Net change in unrealized appreciation/depreciation of investments	(753,691)	1,372,173
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,103,245	6,725,807
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(30,561)	(23,903)
Institutional Shares	(3,605,776)	(3,606,998)
Service Shares	(1,286,057)	(1,620,056)
Class R6 Shares	(39,129)	(15,735)
Distributions from net realized gain on investments
Class A Shares	(11)	(1,260)
Institutional Shares	(919)	(61,542)
Service Shares	(330)	(39,758)
Class R6 Shares	(10)	(157)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,962,793)	(5,369,409)
Share Transactions:
Proceeds from sale of shares	156,048,169	491,442,598
Net asset value of shares issued to shareholders in payment of distributions declared	4,722,966	5,015,775
Cost of shares redeemed	(153,146,306)	(489,921,133)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,624,829	6,537,240
Change in net assets	6,765,281	7,893,638
Net Assets:
Beginning of period	850,212,483	842,318,845
End of period (including undistributed net investment income of $5,531 and $110,118, respectively)	$856,977,764	$850,212,483
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waivers and reimbursement of $1,222,730 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$3,285	$—
Institutional Shares	168,684	(77,524)
Service Shares	77,767	(41,693)
Class R6 Shares	304	—
TOTAL	$250,040	$(119,217)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$10,983
Service Shares	122,204
TOTAL	$133,187
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	114,711	$1,127,138	599,469	$5,886,020
Shares issued to shareholders in payment of distributions declared	3,072	30,195	2,528	24,840
Shares redeemed	(231,361)	(2,273,879)	(496,303)	(4,875,214)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(113,578)	$(1,116,546)	105,694	$1,035,646

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,293,802	$131,455,502	43,683,442	$431,361,732
Shares issued to shareholders in payment of distributions declared	341,733	3,377,823	336,851	3,327,771
Shares redeemed	(11,487,098)	(113,520,644)	(38,478,648)	(379,856,808)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,148,437	$21,312,681	5,541,645	$54,832,695

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	839,987	$8,300,841	4,293,252	$42,376,206
Shares issued to shareholders in payment of distributions declared	129,132	1,275,809	166,849	1,647,292
Shares redeemed	(3,282,088)	(32,431,281)	(9,956,925)	(98,292,423)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,312,969)	$(22,854,631)	(5,496,824)	$(54,268,925)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,534,217	$15,164,688	1,196,564	$11,818,640
Shares issued to shareholders in payment of distributions declared	3,983	39,139	1,605	15,872
Shares redeemed	(497,606)	(4,920,502)	(698,369)	(6,896,688)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,040,594	$10,283,325	499,800	$4,937,824
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	762,484	$7,624,829	650,315	$6,537,240
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At January 31, 2018, the cost of investments for federal tax purposes was $851,563,127. The net unrealized depreciation of investments for federal tax purposes was $2,399,548. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $897,590 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,297,138.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the Adviser voluntarily waived $1,099,311 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$10,983	$(4,202)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $2,409 of fees paid by the Fund. For the six months ended January 31, 2018, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2018, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $28 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.25%, 0.35% and 0.23% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2018, were as follows:
Purchases	$19,610,899
Sales	$17,789,486
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.50	$3.58
Institutional Shares	$1,000	$1,004.80	$1.31
Service Shares	$1,000	$1,004.30	$1.82
Class R6 Shares	$1,000	$1,004.90	$1.16
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.60	$3.62
Institutional Shares	$1,000	$1,023.90	$1.33
Service Shares	$1,000	$1,023.40	$1.84
Class R6 Shares	$1,000	$1,024.00	$1.17
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.71%
Institutional Shares	0.26%
Service Shares	0.36%
Class R6 Shares	0.23%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Government Ultrashort Duration Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In 2016, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology
Semi-Annual Shareholder Report

(including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
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Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 23, 2018